(Columbia High Yield Opportunity Fund) |
COLUMBIA FUNDS SERIES TRUST I Columbia High Yield Opportunity Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's prospectuses dated October 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index because the Investment Manager believes that it better reflects how the Fund is managed. The Fund's secondary index, the Credit Suisse High Yield Index, is removed as a benchmark for the Fund. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The table also compares the Fund's returns for each period with those of its former benchmark, the JPMorgan Global High Yield Index, an index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues.

The Fund changed its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, effective April 1, 2012 because the Investment Manager believes that it better reflects how the Fund is managed.

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information":

Average Annual Total Returns (Columbia High Yield Opportunity Fund)	1 Year	5 Years	10 Years
BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	15.10%	8.66%	8.84%

All references to the Credit Suisse High Yield Index are hereby removed.
(Columbia Corporate Income Fund) |
COLUMBIA FUNDS SERIES TRUST I Columbia Corporate Income Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's Prospectuses dated August 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the Barclays Capital U.S. Credit Bond Index to the Barclays Capital U.S. Corporate Index. Effective on April 1, 2012, the Fund will also change its Blended Benchmark from a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index to a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be hereby revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and its former benchmark, the Barclays Capital U.S. Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

The table also compares the Fund's returns to a new Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Adviser believes that it is more representative of the investment approach used by the Fund.

The following lines are added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information":

Average Annual Total Returns (Columbia Corporate Income Fund)	1 Year	5 Years	10 Years
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	9.92%	6.50%	6.96%

(Columbia International Bond Fund) |
COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated March 13, 2012
to the Fund's prospectuses dated October 1, 2011

Principal Investment Strategies

Effective on March 13, 2012, the section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries.

Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

(Columbia High Yield Opportunity Fund)
COLUMBIA FUNDS SERIES TRUST I Columbia High Yield Opportunity Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's prospectuses dated October 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index because the Investment Manager believes that it better reflects how the Fund is managed. The Fund's secondary index, the Credit Suisse High Yield Index, is removed as a benchmark for the Fund. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The table also compares the Fund's returns for each period with those of its former benchmark, the JPMorgan Global High Yield Index, an index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues.

The Fund changed its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, effective April 1, 2012 because the Investment Manager believes that it better reflects how the Fund is managed.

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information":

Average Annual Total Returns (Columbia High Yield Opportunity Fund)	1 Year	5 Years	10 Years
BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	15.10%	8.66%	8.84%

All references to the Credit Suisse High Yield Index are hereby removed.

(Columbia Corporate Income Fund)
COLUMBIA FUNDS SERIES TRUST I Columbia Corporate Income Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's Prospectuses dated August 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the Barclays Capital U.S. Credit Bond Index to the Barclays Capital U.S. Corporate Index. Effective on April 1, 2012, the Fund will also change its Blended Benchmark from a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index to a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be hereby revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and its former benchmark, the Barclays Capital U.S. Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

The table also compares the Fund's returns to a new Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Adviser believes that it is more representative of the investment approach used by the Fund.

The following lines are added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information":

Average Annual Total Returns (Columbia Corporate Income Fund)	1 Year	5 Years	10 Years
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	9.92%	6.50%	6.96%

(Columbia International Bond Fund)
COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated March 13, 2012
to the Fund's prospectuses dated October 1, 2011

Principal Investment Strategies

Effective on March 13, 2012, the section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries.

Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Mar. 13, 2012
(Columbia High Yield Opportunity Fund) | BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.10%
5 Years	8.66%
10 Years	8.84%
(Columbia Corporate Income Fund) | Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.00%
5 Years	6.05%
10 Years	6.57%
(Columbia Corporate Income Fund) | 85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.92%
5 Years	6.50%
10 Years	6.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 13, 2012
Prospectus Date	rr_ProspectusDate	Mar 13, 2012
(Columbia High Yield Opportunity Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia High Yield Opportunity Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's prospectuses dated October 1, 2011
Performance Supplement [Text Block]	columbia_SupplementTextBlock_01

Effective on April 1, 2012, the Fund will change its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index because the Investment Manager believes that it better reflects how the Fund is managed. The Fund's secondary index, the Credit Suisse High Yield Index, is removed as a benchmark for the Fund. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information," is deleted and replaced in its entirety with the following:

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The table also compares the Fund's returns for each period with those of its former benchmark, the JPMorgan Global High Yield Index, an index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues.

The Fund changed its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, effective April 1, 2012 because the Investment Manager believes that it better reflects how the Fund is managed.

Performance Supplement - [Text Block]	columbia_SupplementTextBlock_02

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information":

Performance Supplement -- [Text Block]	columbia_SupplementTextBlock_03	All references to the Credit Suisse High Yield Index are hereby removed.
(Columbia High Yield Opportunity Fund) | BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	8.84%
(Columbia Corporate Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia Corporate Income Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's Prospectuses dated August 1, 2011
Performance Supplement [Text Block]	columbia_SupplementTextBlock_01

Effective on April 1, 2012, the Fund will change its primary benchmark from the Barclays Capital U.S. Credit Bond Index to the Barclays Capital U.S. Corporate Index. Effective on April 1, 2012, the Fund will also change its Blended Benchmark from a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index to a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be hereby revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and its former benchmark, the Barclays Capital U.S. Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

The table also compares the Fund's returns to a new Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Adviser believes that it is more representative of the investment approach used by the Fund.

Performance Supplement - [Text Block]	columbia_SupplementTextBlock_02

The following lines are added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information":

(Columbia Corporate Income Fund) | Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	6.57%
(Columbia Corporate Income Fund) | 85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	6.96%
(Columbia International Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated March 13, 2012
to the Fund's prospectuses dated October 1, 2011

Principal Investment Strategies

Effective on March 13, 2012, the section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries.

Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.